Debt - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended
	Apr. 30, 2012	Dec. 31, 2014	Oct. 31, 2014	Sep. 30, 2014	Jun. 01, 2010	Sep. 30, 2013
Credit Facilities [Line Items]
Credit facility, borrowing capacity				$ 35,000,000
Minimum cash account balance under revolving credit facility	1,000,000
Purchase of common stock	13,158
Class of warrant or right, exercise price of warrants or rights	$ 5.70
Debt instrument, expiration date	2022-04
Interest expense charged against fair value of warrant	50,000
Credit facility payments		18,000,000
Third Amendment [Member]
Credit Facilities [Line Items]
Credit borrowings repayable term		30 months
Equipment Line Member
Credit Facilities [Line Items]
Credit facility, borrowing capacity					500,000
Credit borrowings repayable term		24 months
Credit facility, frequency of payment and payment terms		Borrowings under the Line were due in 24 equal monthly payments of principal, plus accrued interest, at an annual rate of 3.25% beginning July 1, 2011 through June 1, 2013
Credit facility interest rate		3.25%
Credit facility, maturity date		Jun. 01, 2013
Growth Capital Line [Member]
Credit Facilities [Line Items]
Credit facility, borrowing capacity	5,000,000			5,000,000
Credit facility interest rate	1.00%
Credit facility, interest rate description		Bank’s prime rate plus one percent
Revolving Line [Member]
Credit Facilities [Line Items]
Credit facility, borrowing capacity	5,000,000			30,000,000		20,000,000
Credit facility interest rate		0.50%
Credit facility, maturity date		Dec. 31, 2014
Credit facility, interest rate description		Bank's prime rate plus 0.5%
Rate of interest on unused facility		0.25%
Revolving credit facility, drew down for the period		18,000,000
Credit facility payments			18,000,000
Revolving credit facility, outstanding balance		0
Revolving Line [Member] | Third Amendment [Member]
Credit Facilities [Line Items]
Credit facility, borrowing capacity		$ 30,000,000